Related Party Transactions - Additional Information (Detail) $ in Billions	6 Months Ended
Jun. 30, 2024 USD ($)
LSEG [member] | Company and Blackstone [Member]
Disclosure of transactions between related parties [Line Items]
Proceeds from dividend from equity method investments	$ 1.8
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares	70.00%